Financial Instruments (Details 2) (USD $)	3 Months Ended		6 Months Ended				3 Months Ended		6 Months Ended					6 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Interest rate swap contracts	Jun. 30, 2013 Interest rate swap contracts	Jun. 30, 2014 Fair Value Hedges Interest rate swap contracts	Jun. 30, 2013 Fair Value Hedges Interest rate swap contracts	Jun. 30, 2014 Fair Value Hedges Interest rate swap contracts	Jun. 30, 2013 Fair Value Hedges Interest rate swap contracts	Jun. 30, 2014 Fair Value Hedges Interest rate swap contracts Other non-current assets	Jun. 30, 2014 Fair Value Hedges RBS Interest rate swap contracts	Dec. 31, 2013 Fair Value Hedges RBS Interest rate swap contracts	Jun. 30, 2014 Fair Value Hedges RBS Interest rate swap contracts Effective Date 12/15/2004	Dec. 31, 2013 Fair Value Hedges RBS Interest rate swap contracts Effective Date 12/15/2004	Jun. 30, 2014 Fair Value Hedges RBS Interest rate swap contracts Effective Date 11/17/2004	Dec. 31, 2013 Fair Value Hedges RBS Interest rate swap contracts Effective Date 11/17/2004
Financial Instruments
Notional Amount on Effective Date														$ 60,528,000		$ 62,342,000
Fixed Rate (Danaos receives) (as a percent)														5.0125%		5.0125%
Floating rate (Danaos pays)														USD LIBOR 3M BBA		USD LIBOR 3M BBA
Margin spread on variable rate (Danaos pays) (as a percent)														0.835%		0.855%
Fair Value												1,098,000	1,586,000	511,000	747,000	587,000	839,000
Fair value change of interest rate swaps									500,000
Effect of interest rate swap hedges on results
Unrealized losses on swap asset					58,600,000	76,000,000	(200,000)	(400,000)	(500,000)	(800,000)
Amortization of fair value of hedged debt							100,000	100,000	300,000	300,000
Realized gains							200,000	400,000	500,000	700,000
Unrealized and realized gains (losses) on fair value interest rate swaps	(27,323,000)	(24,855,000)	(55,115,000)	(57,066,000)			100,000	100,000	300,000	200,000
Reclassification of fair value of hedged debt to Statement of Operations									300,000
Related asset of fair value hedged debt											$ 1,100,000